UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; August 12,2002
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      142

Form 13F Information Table Value Total: 107711

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE


NAME OF ISSUER
TITLE OF CLASS
CUSIP
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


AT&T Corp
Common
001957109
424
39600
SOLE

AT&T Wireless Se
Common
00209A106
83
14123
SOLE

Abbott Labs
Common
002824100
678
18000
SOLE

Aflac Inc
Common
001055102
304
9500
SOLE

Air Prods & Chem
Common
009158106
232
4600
SOLE

Alcoa Inc
Common
013817101
467
14100
SOLE

Allianz Ag-Adr
Common
018805101
239
12000
SOLE

Allstate Corp
Common
020002101
344
9300
SOLE

Alltel Corp
Common
020039103
306
6500
SOLE

AOL Time Warner
Common
00184A105
460
31250
SOLE

American Electri
Common
025537101
328
8200
SOLE

American Express
Common
025816109
719
19800
SOLE

Amer Intl Group
Common
026874107
2822
41362
SOLE

Amgen Inc
Common
031162100
486
11600
SOLE

Analog Devices
Common
032654105
496
16700
SOLE

Anheuser Busch
Common
035229103
600
12000
SOLE

Applied Material
Common
038222105
612
32200
SOLE

Archer-Daniels
Common
039483102
142
11110
SOLE

Automatic Data
Common
053015103
649
14900
SOLE

Bank Of America
Common
060505104
1449
20600
SOLE

Bank New York
Common
064057102
314
9300
SOLE

Bank One Corp
Common
06423A103
623
16200
SOLE

Baxter Intl Inc
Common
071813109
462
10400
SOLE

Bellsouth Corp
Common
079860102
794
25200
SOLE

Boeing Co
Common
097023105
572
12700
SOLE

Boston Scientifc
Common
101137107
220
7500
SOLE

Bristol-Myer Sqb
Common
110122108
386
15000
SOLE

Burlington/Santa
Common
12189T104
282
9400
SOLE

Capital One Fina
Common
14040H105
214
3500
SOLE

Cardinal Health
Common
14149Y108
580
9450
SOLE

Carnival Corp
Common
143658102
280
10100
SOLE

Caterpillar Inc
Common
149123101
264
5400
SOLE

Cendant Corp
Common
151313103
208
13100
SOLE

Chevrontexaco
Common
166764100
1811
20467
SOLE

Cisco Systems
Common
17275R102
1359
97400
SOLE

Citigroup Inc
Common
172967101
2662
68700
SOLE

Clear Channel
Common
184502102
320
10000
SOLE

Coca-Cola Co
Common
191216100
2066
36900
SOLE

Colgate-Palmoliv
Common
194162103
485
9700
SOLE

Comcast Corp-Spl
Common
200300200
272
11600
SOLE

Computer Assoc
Common
204912109
165
10400
SOLE

Conagra Foods
Common
205887102
260
9400
SOLE

Concord EFS
Common
206197105
301
10000
SOLE

Conoco Inc
Common
208251504
542
19500
SOLE

Dell Computer
Common
247025109
745
28500
SOLE

Dominion Res/Va
Common
25746U109
383
5800
SOLE

Dow Chemical
Common
260543103
584
17000
SOLE

Du Pont (Ei)
Common
263534109
679
15300
SOLE

Duke Energy Corp
Common
264399106
457
14700
SOLE

Electronic Data
Common
285661104
372
10000
SOLE

Emerson Elec Co
Common
291011104
294
5500
SOLE

Exelon Corp
Common
30161N101
209
4000
SOLE

Exxon Mobil Corp
Common
30231G102
3527
86200
SOLE

Fannie Mae
Common
313586109
988
13400
SOLE

Fedex Corp
Common
31428X106
256
4800
SOLE

Fifth Third Banc
Common
316773100
640
9600
SOLE

First Data Corp
Common
319963104
520
13800
SOLE

Firstenergy Corp
Common
337932107
287
8600
SOLE

Fleetboston Fin
Common
339030108
534
16500
SOLE

Ford Motor Co
Common
345370860
440
27500
SOLE

Freddie Mac
Common
313400301
698
11400
SOLE

Gabelli Glbl Mul
Common
36239Q109
264
37700
SOLE

Gannett Co
Common
364730101
509
6700
SOLE

Gen Electric
Common
369604103
3942
135700
SOLE

Gen Motors Corp
Common
370442105
508
9500
SOLE

Genzyme-Genl Div
Common
372917104
192
10000
SOLE

Gillette Co
Common
375766102
522
15400
SOLE

Harley-Davidson
Common
412822108
328
6400
SOLE

Hartford Finl Sv
Common
416515104
482
8100
SOLE

HCA Inc
Common
404119109
456
9600
SOLE

Hewlett-Packard
Common
428236103
409
26742
SOLE

Home Depot Inc
Common
437076102
3100
84400
SOLE

Honeywell Intl
Common
438516106
747
21200
SOLE

Household Intl
Common
441815107
447
9000
SOLE

Illinois Tool Wo
Common
452308109
717
10400
SOLE

Intel Corp
Common
458140100
1728
94600
SOLE

Intl Paper Co
Common
460146103
405
9300
SOLE

IBM
Common
459200101
2383
33100
SOLE

John Han Bk & Th
Common
409735107
1598
187800
SOLE

Johnson&Johnson
Common
478160104
2173
41578
SOLE

JP Morgan Chase
Common
46625H100
912
26900
SOLE

Kimberly-Clark
Common
494368103
583
9400
SOLE

Eli Lilly & Co
Common
532457108
897
15900
SOLE

Linear Tech Corp
Common
535678106
204
6500
SOLE

Lockheed Martin
Common
539830109
348
5000
SOLE

Lowe'S Cos Inc
Common
548661107
400
8800
SOLE

Lucent Tech Inc
Common
549463107
49
29300
SOLE

Marsh & Mclennan
Common
571748102
541
5600
SOLE

Masco Corp
Common
574599106
239
8800
SOLE

Mbna Corp
Common
55262L100
367
11100
SOLE

Mcdonalds Corp
Common
580135101
546
19200
SOLE

Medtronic Inc
Common
585055106
874
20400
SOLE

Mellon Financial
Common
58551A108
207
6600
SOLE

Merck & Co
Common
589331107
1838
36300
SOLE

Merrill Lynch
Common
590188108
296
7300
SOLE

Metlife Inc
Common
59156R108
351
12200
SOLE

Microsoft Corp
Common
594918104
4346
80300
SOLE

3M Co
Common
88579Y101
726
5900
SOLE

Morgan Stanley
Common
617446448
836
19400
SOLE

Motorola Inc
Common
620076109
329
22800
SOLE

Natl City Corp
Common
635405103
249
7500
SOLE

Occidental Pete
Common
674599105
276
9200
SOLE

Oracle Corp
Common
68389X105
584
61700
SOLE

Paychex Inc
Common
704326107
288
9200
SOLE

Pepsico Inc
Common
713448108
853
17700
SOLE

Pfizer Inc
Common
717081103
3287
93900
SOLE

Pharmacia Corp
Common
71713U102
517
13800
SOLE

Philip Morris Co
Common
718154107
1376
31500
SOLE

Phillips Pete
Common
718507106
365
6200
SOLE

Procter & Gamble
Common
742718109
1277
14300
SOLE

Raytheon Co
Common
755111507
302
7400
SOLE

Royal Dut Pe-Nys
Common
780257804
1724
31200
SOLE

Sara Lee Corp
Common
803111103
266
12900
SOLE

SBC Communicatio
Common
78387G103
1946
63800
SOLE

Schering-Plough
Common
806605101
376
15300
SOLE

Schlumberger Ltd
Common
806857108
451
9700
SOLE

Schwab (Charles)
Common
808513105
159
14200
SOLE

Sears Roebuck
Common
812387108
223
4100
SOLE

Southern Co
Common
842587107
307
11200
SOLE

Southwest Air
Common
844741108
203
12550
SOLE

Sprint Corp-Fon
Common
852061100
118
11100
SOLE

Sun Microsystems
Common
866810104
123
24600
SOLE

Sysco Corp
Common
871829107
2632
96700
SOLE

Target Corp
Common
87612E106
535
14400
SOLE

Tenet Healthcare
Common
88033G100
286
4000
SOLE

Texas Instrument
Common
882508104
564
23800
SOLE

Disney (Walt) Co
Common
254687106
575
30400
SOLE

Txu Corp
Common
873168108
303
5900
SOLE

Tyco Intl Ltd
Common
902124106
493
36497
SOLE

Us Bancorp
Common
902973304
668
28601
SOLE

Unilever Nv-Nys
Common
904784709
590
9100
SOLE

United Tech Corp
Common
913017109
774
11400
SOLE

Unitedhealth Grp
Common
91324P102
595
6500
SOLE

Verizon Communic
Common
92343V104
1726
43000
SOLE

Vodafone Grp-Adr
Common
92857W100
150
11000
SOLE

Wachovia Corp
Common
929903102
733
19200
SOLE

Walgreen Co
Common
931422109
491
12700
SOLE

Wal-Mart Stores
Common
931142103
3614
65700
SOLE

Wash Mutual Inc
Common
939322103
525
14150
SOLE

Waste Management
Common
94106L109
333
12800
SOLE

Wells Fargo & Co
Common
949746101
1161
23200
SOLE

Wyeth
Common
983024100
998
19500
SOLE